Document and Entity Information	Feb. 12, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001999480
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	ALTO NEUROSCIENCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41944
Entity Tax Identification Number	83-4210124
Entity Address, Address Line One	650 Castro Street
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	(650)
Local Phone Number	200-0412
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ANRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false